Intangibles Assets, Net (Tables)	12 Months Ended
Dec. 31, 2024
Intangibles Assets, Net [Abstract]
Schedule of Intangible Assets	(a)The composition and movement of this caption as of the date of the consolidated statement of financial position is presented below:
	IT applications	Finite life intangible	Indefinite life intangible	Exploration cost and mining evaluation (b)	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Cost

As of January 1, 2023	56,067	24,543	1,975	52,323	134,908

Additions	15,667	-	-	523	16,190
Disposals	(593)	-	-	-	(593)
Transfers and reclassifications, note 9	66	-	-	-	66
As of December 31, 2023	71,207	24,543	1,975	52,846	150,571

Additions	15,357	-	-	1,412	16,769
Sales and/or retirement	(158)	-	-	(887)	(1,045)
Transfers and reclassifications, note 9	805	-	-	(571)	234
As of December 31, 2024	87,211	24,543	1,975	52,800	166,529

Accumulated amortization
As of January 1, 2023	23,858	10,619	71	9,574	44,122
Additions	6,939	2,454	-	313	9,706
Transfers and reclassifications, note 9	(554)	-	-	-	(554)
As of December 31, 2023	30,243	13,073	71	9,887	53,274

Additions	12,620	2,454	-	340	15,414
Transfers, note 9	-	-	-	(132)	(132)
As of December 31, 2024	42,863	15,527	71	10,095	68,556

Impairment (b)

As of January 1, 2023	456	-	-	33,469	33,925
Additions	-	-	-	452	452

As of December 31, 2023	456	-	-	33,921	34,377

As of December 31, 2024	456	-	-	33,921	34,377

Net Carrying Value
As of December 31, 2023	40,508	11,470	1,904	9,038	62,920

As of December 31, 2024	43,892	9,016	1,904	8,784	63,596

(b)	As of December 31, 2024 and 2023, the exploration cost and mining evaluation include mainly capital expenditures related to the coal project and to other minor projects related to the cement business.